Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events (Abstract)
Subsequent Events
14.      Subsequent events
a) Dividends: On July 22, 2014, the Board of Directors of the Partnership declared a cash distribution of $0.2325 per common unit for the second quarter of 2014, which will be paid on August 15, 2014, to unit holders of record on August 7, 2014.
In addition, on July 22, 2014, the Board of Directors of the Partnership declared a cash distribution of $0.21375 per Class B unit for the second quarter of 2014. The cash distribution will be paid on August 8, 2014, to Class B unit holders of record on August 1, 2014.
b) Drop Down Transaction: CMTC has proposed that it would agree to drop down three 9,000 TEU containerships and two medium range product tankers at attractive prices, as well provide the Partnership with a right of first refusal over six additional medium range product tankers, in exchange for amending the target distributions to holders of Incentive Distribution Rights (“Drop Down Transaction”). This proposal is subject to unitholders approval at the Annual General Meeting of the Partnership, scheduled for August 21, 2014.